Liability related to sales of future royalties and sales milestones, net	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Liability related to sales of future royalties and sales milestones, net	Liability related to sales of future royalties and sales milestones, net
Pursuant to the Blackstone Collaboration Agreement, Blackstone agreed to pay the Company up to $150 million to support the continued development of our CD19 CAR T cell investigational therapy product candidate, obecabtagene autoleucel (obe-cel), as well as next generation product therapies of obe-cel in B-cell malignancies. The first $50 million has been paid by Blackstone as an upfront payment and the remainder (up to $100 million) will be payable based on certain specified clinical, manufacturing and regulatory milestones (each such payment, a “Blackstone Development Payment” and collectively, the “Blackstone Development Payments”). The Company allocated the consideration and issuance costs on a relative fair value basis to the Collaboration Agreement, securities purchased and warrants issued to Blackstone which resulted in the Blackstone Collaboration Agreement being initially recognized at $46.4 million (relative fair value net of issuance costs of $45.9 million.)
In exchange for the Blackstone Development Payments, the Company agreed to make payments to Blackstone (the “Revenue Share Payments”) equal to a mid-single digit royalty, subject to the Aggregate Cap (as defined in the Blackstone Collaboration Agreement) on payments under the Blackstone Collaboration Agreement, based on net sales anywhere in the world of (i) Collaboration Products in B-cell malignancies, (ii) subject to certain conditions set forth in the Blackstone Collaboration Agreement, our CD19 and CD22 CAR T cell investigational therapy product candidate known as AUTO3 in B-cell malignancies, and (iii) certain Collaboration Products to the extent developed or commercialized in indications other than a B-cell malignancy (“Obe-cel Franchise Products”). The Company are also obligated to make payments (the “Sales Milestone Payments”), subject to the Aggregate Cap, if certain cumulative net sales levels are achieved.

The Company, and all of its subsidiaries have provided, and all of its future subsidiaries will provide, a guaranty to Blackstone of its obligations under the Blackstone Collaboration Agreement. In addition, the Company has granted a security interest in Autolus Limited to Blackstone in (a) intellectual property that is necessary or useful for the development, manufacture, use, commercialization, import, or export of Collaboration Products (the “Autolus IP Collateral”), (b) a segregated and blocked cash collateral account that will be established following regulatory approval of any Collaboration Product, solely for the purpose of receiving remittance of Revenue Share Payments and Sales Milestone Payments and disbursement thereof to Blackstone as provided in the Blackstone Collaboration Agreement, (c) a segregated cash collateral account established solely for the purpose of receiving Blackstone Development Payments and disbursing them for use by the Company in accordance with the terms of the Blackstone Collaboration Agreement, (d) all assets or property of the Company related to or arising from the Collaboration Products in any B-cell malignancy or the Obe-cel Franchise Products in any indication other than a B-cell malignancy, and (e) all proceeds and products of each of the foregoing (collectively referred to as the “Collateral”). The security interest will be maintained until the earlier of (i) such time at which cumulative payments made by the Company under the Blackstone Collaboration Agreement equal $150 million and (ii) the first commercial sale in the United States of obe-cel or any other Lead Product (as defined in the Blackstone Collaboration Agreement) selected to replace obe-cel following a Program Failure (as defined in the Blackstone Collaboration Agreement) (such time, the “Release Time”).

The Blackstone Collaboration Agreement contains negative covenants that restrict the Company from, among other things, (a) granting liens or otherwise encumbering its assets that constitute Collateral, (b) paying dividends or making distributions on account or, or redeeming, retiring or purchasing any capital stock, (c) other than certain permitted licensing transactions, transferring to third parties rights to commercialize any Collaboration Product or the Autolus IP Collateral anywhere in the world and (d) selling, transferring or assigning any rights to receive payments of royalties, returns on net sales, revenue share or other compensation or license fees with respect to a Collaboration Product in a B-cell malignancy and/or Obe-cel Franchise Product in any indication other than a B-cell malignancy. Each of the negative covenants is subject to exceptions and carve outs set forth in the Blackstone Collaboration Agreement. The negative covenants will fall away upon the Release Time.

Termination of the Blackstone Collaboration Agreement by Blackstone due to certain breaches of the Blackstone Collaboration Agreement or other actions by the Company will require the Company to make liquidated damage payments to Blackstone in excess of the Blackstone Development Payments.

The Company has accounted for the Blackstone Collaboration Agreement as a liability primarily because the Company has significant continuing involvement in generating the royalty stream. If and when obe-cel is commercialized and royalties become payable, the Company will recognize the portion of royalties paid to Blackstone as a decrease to the Collaboration Agreement liability with a corresponding reduction in cash.

The carrying amount of the Blackstone Collaboration Agreement liability is based on the Company’s estimate of the future royalties and sale milestones to be paid to Blackstone over the life of the arrangement as discounted using an effective interest rate. The excess of future estimated royalty and sale milestone payments over the $45.9 million of allocated proceeds, less issuance costs, is recognized as non-cash interest expense using the effective interest method. The imputed rate of interest on the unamortized portion of the Blackstone Collaboration Agreement liability was approximately 15.80% as of December 31, 2021.

On a quarterly basis, the Company will assess the amount and timing of expected royalty and sale milestone payments using a combination of internal projections and forecasts from external sources. To the extent such payments are greater or less than its initial estimates or the timing of such payments is materially different than its original estimates, the Company will adjust the amortization of the Blackstone Collaboration Agreement liability and the effective interest rate using the catch-up method.

There are a number of factors that could materially affect the amount and timing of royalty and milestone payments, most of which are not within the Company’s control. The Blackstone Collaboration Agreement liability is recognized using significant unobservable inputs, which are classified as a Level 3 Fair Value input. These inputs are derived using internal management estimates developed based on third party data and reflect management’s judgements, current market conditions surrounding competing products, and forecasts. The significant unobservable inputs include the estimated patient population, estimated selling price, estimated peak sales and sales ramp, the expected term of the royalty stream, timing of the expected launch and its impact on the royalty rate as well as the overall probability of a success. A significant change in unobservable inputs could result in a material increase or decrease to the effective interest rate of the Blackstone Collaboration Agreement liability.

Changes to the Blackstone Collaboration Agreement liability related to the sale of future royalties and sales milestones are as follows (in thousands):

Year Ended December 31,
2021
Beginning balance	$—
Initial liability related to the sale of future royalties and sales milestones, net of issuance costs	45,923
Non-cash interest expense on liability related to sale of future royalties and sales milestones	1,093
Ending Balance	$47,016